Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 480	$ 38	$ 595	$ 204
Cumulative realized gain/(loss)	118	0	117	(8)
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	0	717	163	1,354
Cumulative realized gain/(loss)	$ 0	$ 0	$ 0	$ 0